Credit Agreements (Details) $ in Millions	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Total amount of credit facilities available	$ 752
Combined Credit Facility
Line of Credit Facility [Line Items]
Total amount of credit facilities available	400
Amount of unsecured borrowing capacity	100
Committed Secured Letter Of Credit Facility
Line of Credit Facility [Line Items]
Total amount of credit facilities available	250
Committed Secured Letter Of Credit Facility B [Member]
Line of Credit Facility [Line Items]
Total amount of credit facilities available	100
Outstanding Unsecured Letter Of Credit
Line of Credit Facility [Line Items]
Letters of credit outstanding amount	102
Outstanding Secured Letter Of Credit
Line of Credit Facility [Line Items]
Letters of credit outstanding amount	$ 441